Property, Plant and Equipment - Summary of Changes in Property, Plant and Equipment (Details) (Parenthetical) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Revenue	₩ 96,567,586	₩ 92,578,265	₩ 87,476,410
Cost of sales	80,704,812	81,964,160	₩ 89,699,527
Property Plant and Equipment Proceeds And Costs Before Intended Use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Revenue	7,038	101,609
Cost of sales	₩ 23,041	₩ 77,549